DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS	12 Months Ended
Mar. 31, 2017
DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS

(1)DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS

Description of Business and Organization

ATA Inc. (the “Company”), through its subsidiaries, ATA Testing Authority (Holdings) Limited (“ATA BVI”), Xing  Wei Institute (Hong  Kong) Limited (“Xing Wei”), ATA Testing Authority (Beijing) Limited (“ATA Testing”), ATA Learning Data & Technology (Beijing) Limited (“ATA Data”) (formerly known as Beijing JinDiXin Software Technology Limited (“Beijing JDX”)), ATA Learning (Beijing) Inc. (“ATA Learning”), Zhong Xiao Zhi Xing Education Technology (Beijing) Limited (“Zhongxiao Zhixing”), and ATA Online (Beijing) Education Technology Co., Ltd. (“ATA Online”) and Beijing Puhua Huitong Education Technology Co., Limited (“Puhua Technology”) (collectively, referred to as the “Group”), primarily provides computer-based testing services, online education services and other related services in the People’s Republic of China (the “PRC”). Prior to May 20, 2015, the Group had no legal ownership interest in ATA Online but had control over ATA Online through a series of contractual agreements as further described in Note (2)(w) below. In September 2016, the Company acquired 60% equity interest in Puhua Technology by injection of RMB 2.0 million in cash, as further described in Note (21).

Significant Concentrations and Risks

The Group is subject to the following significant concentration and risks:

Country risk

The Group is subject to special risks associated with the PRC. These include risks associated with, among others, the political, economic, legal and social environment in the PRC, including the relative difficulty of protecting and enforcing intellectual property rights in the PRC. The interpretation and application of current or proposed requirements and regulations may have an adverse effect on the Group’s business, financial condition and results of operations. In addition, the ability to negotiate and implement specific business development projects in a timely and favorable manner may be impacted by political considerations unrelated to or beyond the control of the Group. Although the PRC government has been pursuing economic reform policies for over three decades, no assurance can be given that the PRC government will continue to pursue such policies or that such policies may not be significantly altered. Any change in PRC government policies and regulations affecting the education and testing service industry may have a negative impact on the Group’s operating results and financial condition.

Revenue concentration

For the years ended March 31, 2015, 2016 and 2017, RMB 246.2 million, RMB 301.5 million and RMB 329.6 million, representing 70.3%, 72.3% and 69.8% of the Group’s net revenues, respectively, were generated from service fees from Chinese government controlled entities including governmental agencies, educational institutions and industry associations controlled by the PRC government. The demand for the Group’s products and services by these agencies, institutions and associations is affected by government budgetary cycles, funding availability and government policies. Funding reductions, reallocations or delays could adversely impact demand for the Group’s products and services or reduce the fees these customers are willing to pay for the Group’s products and services.

Net revenues from customers that individually exceeded 10% of the Group’s net revenues are as follows:

	Year Ended March 31,
	2015		2016		2017
	RMB	%	RMB	%	RMB	%

The Chinese Institute of Certified Public Accountants	64,944,327	18.5%	76,485,306	18.3%	90,455,936	19.1%
Asset Management Association of China	—	—	23,183,787	5.6%	87,661,832	18.6%
China Banking Association	64,169,577	18.3%	61,190,087	14.7%	55,521,062	11.8%
Securities Association of China	66,847,350	19.1%	67,045,689	16.1%	—	—

Accounts receivable, net from customers, that individually exceeded 10% of the Group’s accounts receivable, net are as follows:

	March 31,
	2016		2017
	RMB	%	RMB	%
Asset Management Association of China	13,243,230	26.2%	10,836,559	19.3%
The Chinese Institute of Certified Public Accountants	6,069,096	12.0%	450,712	0.8%

Concentration of cash, cash equivalents and restricted cash balances held at financial institutions

Cash, cash equivalents and restricted cash balances include deposits in:

	March 31,
	2016	2017
	RMB	RMB
Financial institutions in the mainland of the PRC
— Denominated in Renminbi (“RMB”)	236,843,121	251,487,461
— Denominated in U.S. Dollar (“USD”)	723	723

Total cash, cash equivalents and restricted cash balances held at mainland PRC financial institutions	236,843,844	251,488,184

Financial institutions in Hong Kong Special Administrative Region (“HKSAR”) of the PRC
— Denominated in RMB	—	1
— Denominated in Hong Kong Dollar	20,873	263,216
— Denominated in USD	10,502,056	697,012
— Denominated in Great Britain Pound	300,964	—

Total cash balances held at HKSAR financial institutions	10,823,893	960,229

Total cash, cash equivalents and restricted cash balances held at financial institutions	247,667,737	252,448,413

The bank deposits with financial institutions in the PRC are insured by the government authority up to RMB 500,000. The bank deposits with financial institutions in the HKSAR are insured by the government authority up to HK$ 500,000. To limit exposure to credit risk, the Company primarily places bank deposits with large financial institutions in the PRC and HKSAR with acceptable credit rating.